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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT -- MAY 29, 2009(*)

FUND                                                                    PROSPECTUS DATE      FORM #
RiverSource Equity Value Fund                                             May 29, 2009    S-6382-99 X
RiverSource Partners Small Cap Growth Fund                                May 29, 2009    S-6301-99 M
RiverSource Precious Metals Fund                                          May 29, 2009    S-6142-99 AF
RiverSource Small Cap Advantage Fund                                      May 29, 2009    S-6427-99 P


This Supplement is effective through June 12, 2009. On June 13, 2009, the Fund and the other RiverSource funds will share the same policies and procedures as the other funds in the RiverSource Family of Funds, which includes the Seligman funds, the RiverSource Partners funds and Threadneedle funds. These common policies and procedures are reflected in the Prospectus (not this Supplement).

The "RiverSource Family of Funds" section on the Table of Contents page is replaced with the following:

RIVERSOURCE COMPLEX OF FUNDS

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section. Although the Seligman funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

The lead in paragraph to the Service Section is replaced with the following:

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, AND "THREADNEEDLE" FUNDS (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THE RIVERSOURCE COMPLEX OF FUNDS ALSO INCLUDES "SELIGMAN" FUNDS. THE RIVERSOURCE FUNDS AND THE SELIGMAN FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), BUT INVESTORS MAY NOT CURRENTLY MAKE EXCHANGES BETWEEN THE SELIGMAN FUNDS AND THE RIVERSOURCE FUNDS. SELIGMAN FUNDS GENERALLY HAVE SEPARATE AND DISTINCT POLICIES AND PROCEDURES FROM THE RIVERSOURCE FUNDS. THE RIVERSOURCE FUNDS SHARE THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT INCLUDE THE MARKET VALUE OF ANY SELIGMAN FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.


----------
(*)  Valid until June 12, 2009.

The "Initial sales charge for Class A shares" table for equity funds in the "Sales Charges" section is replaced with the following:

SALES CHARGE* FOR CLASS A SHARES:

-------------------------------------------------------------------------------------------------------------------
                                                                                               MAXIMUM RE-ALLOWANCE
                                                        AS A % OF         AS A % OF            AS A % OF
 TOTAL MARKET VALUE                                     PURCHASE PRICE**  NET AMOUNT INVESTED  PURCHASE PRICE
-------------------------------------------------------------------------------------------------------------------
 Up to $49,999                                                5.75%               6.10%                5.00%
-------------------------------------------------------------------------------------------------------------------
 $50,000 -- $99,999                                           4.75                4.99                 4.00
-------------------------------------------------------------------------------------------------------------------
 $100,000 -- $249,999                                         3.50                3.63                 3.00
-------------------------------------------------------------------------------------------------------------------
 $250,000 -- $499,999                                         2.50                2.56                 2.15
-------------------------------------------------------------------------------------------------------------------
 $500,000 -- $999,999                                         2.00                2.04                 1.75
-------------------------------------------------------------------------------------------------------------------
 $1,000,000 or more                                           0.00                0.00                 0.00***
-------------------------------------------------------------------------------------------------------------------


     * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    ** Purchase price includes the sales charge.

   *** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

The following subsections of the "Sales Charges" section are replaced with the following:

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource complex of funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or clears trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- purchases made through "eligible employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment;

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charges for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the fund's website at riversource.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased after Dec. 1, 2008 without a sales charge, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- To which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

- Purchased through reinvestment of dividends and capital gain distributions.

- In the event of the shareholder's death.

- From a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- In an account that has been closed because it falls below the minimum account balance.

- That result in mandatory withdrawals from an ERISA plan of a shareholder who is at least 70 1/2 years old.

- That result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- Purchased prior to Dec. 1, 2008.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional purchases or categories of purchases. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                                          THE CDSC PERCENTAGE RATE IS:*
First year                                                                             5%
Second year                                                                            4%
Third year                                                                             4%
Fourth year                                                                            3%
Fifth year                                                                             2%
Sixth year                                                                             1%
Seventh or eighth year                                                                 0%


    * Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

--------------------------------------------------------------------------------------------------------------------
                                                                                  RIVERSOURCE
                                                       FOR ALL FUNDS,             120/20
                                                       CLASSES AND                CONTRARIAN
                                                       ACCOUNTS                   EQUITY FUND
                                                       EXCEPT THOSE               THREADNEEDLE  RIVERSOURCE
                                                       LISTED TO THE   TAX        GLOBAL        DISCIPLINED
                                                       RIGHT           QUALIFIED  EXTENDED      SMALL CAP
                                                       (NONQUALIFIED)  ACCOUNTS   ALPHA FUND    VALUE FUND   CLASS W
--------------------------------------------------------------------------------------------------------------------
 Initial investment                                        $2,000        $1,000      $10,000       $5,000     $ 500
--------------------------------------------------------------------------------------------------------------------
 Additional investments                                    $  100        $  100      $   100       $  100      None
--------------------------------------------------------------------------------------------------------------------
 Account balance*                                          $  300          None      $ 5,000       $2,500     $ 500
--------------------------------------------------------------------------------------------------------------------


    * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

--------------------------------------------------------------------------------------------------------------------
                                                                                  RIVERSOURCE
                                                       FOR ALL FUNDS,             120/20
                                                       CLASSES AND                CONTRARIAN
                                                       ACCOUNTS                   EQUITY FUND
                                                       EXCEPT THOSE               THREADNEEDLE  RIVERSOURCE
                                                       LISTED TO THE   TAX        GLOBAL        DISCIPLINED
                                                       RIGHT           QUALIFIED  EXTENDED      SMALL CAP
                                                       (NONQUALIFIED)  ACCOUNTS   ALPHA FUND    VALUE FUND   CLASS W
--------------------------------------------------------------------------------------------------------------------
 Initial investment                                         $ 100        $ 100       $10,000       $5,000     $ 500
--------------------------------------------------------------------------------------------------------------------
 Additional investments                                     $ 100        $  50       $   100       $  100      None
--------------------------------------------------------------------------------------------------------------------
 Account balance**                                           None         None       $ 5,000       $2,500     $ 500
--------------------------------------------------------------------------------------------------------------------


    ** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor. The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

S-6142-3 A (5/09)